Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2014	Jun. 24, 2014
Related Party Transaction [Line Items]
Management fee for operation	$ 14,700,000	$ 4,200,000
Accrued liability				972,000
President and Chief Executive Officer of Eclipse I, its Executive Vice President, Secretary, and General Counsel and its Executive Vice President and Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Percentage of membership units owned by related party			33.00%
Chairman President And Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Flight charter services fees				200,000
Eclipse Resources Operating, LLC ("Eclipse Operating") [Member]
Related Party Transaction [Line Items]
Total consideration				$ 100,000	$ 100,000